Initial Public Offering (Details) - $ / shares			12 Months Ended
	Apr. 14, 2021	Mar. 18, 2021	Dec. 31, 2023
Initial Public Offering [Line Items]
Price per share (in Dollars per share)			$ 9.2
Initial Public Offering [Member]
Initial Public Offering [Line Items]
Share Issued	1,921,634	30,000,000
Price per share (in Dollars per share)	$ 10	$ 10
Class A Ordinary Shares [Member]
Initial Public Offering [Line Items]
Price per share (in Dollars per share)			9.2
Exercise price (in Dollars per share)			$ 11.5
Class A Ordinary Shares [Member] | Initial Public Offering [Member]
Initial Public Offering [Line Items]
Share Issued			31,921,634
Number of shares in a unit	1	1
Warrant [Member] | Initial Public Offering [Member]
Initial Public Offering [Line Items]
Number of warrants in a unit		1
Warrant [Member] | Class A Ordinary Shares [Member]
Initial Public Offering [Line Items]
Number of warrants in a unit	1
Warrant [Member] | Class A Ordinary Shares [Member] | Initial Public Offering [Member]
Initial Public Offering [Line Items]
Exercise price (in Dollars per share)		$ 11.5